Label	Element	Value
Innovator Equity Defined Protection ETF™ - 2 Yr to July 2026 | SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $9.80 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	95.70%
Innovator Equity Defined Protection ETF™ - 2 Yr to July 2026 | SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $544.22 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.50%
Innovator Equity Defined Protection ETF™ - 2 Yr to July 2026 | SPDR S&P 500 ETF Trust, Expiration: 06/30/2026; Exercise Price: $643.27 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.70%)